Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Computation of basic and diluted earnings/(loss) per share
The following table presents the computation of basic and diluted earnings per share of common stock.

($ in millions except per share amounts)
For the year ended December 31:	2025 (1)	2024 (1)	2023
Weighted-average number of shares on which earnings per share calculations are based
Basic	932,293,927	921,767,834	911,210,319
Add—incremental shares under stock-based compensation plans	13,853,308	13,012,755	8,700,951
Add—incremental shares associated with contingently issuable shares	2,527,994	2,380,636	2,162,558
Assuming dilution	948,675,228	937,161,224	922,073,828
Income from continuing operations	$10,571	$6,015	$7,514
Income/(loss) from discontinued operations, net of tax	22	8	(12)
Net income on which basic and dilutive earnings per share is calculated	$10,593	$6,023	$7,502
Earnings/(loss) per share of common stock
Assuming dilution
Continuing operations	$11.14	$6.42	$8.15
Discontinued operations	0.02	0.01	(0.01)
Total	$11.17	$6.43	$8.14
Basic
Continuing operations	$11.34	$6.53	$8.25
Discontinued operations	0.02	0.01	(0.01)
Total	$11.36	$6.53	$8.23
(1)Refer to "Basis of Presentation" in note A, "Significant Accounting Policies," for additional information.